Document and Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	001-35465
Entity Registrant Name	Turtle Beach Corporation
Entity Central Index Key	0001493761
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	27-2767540
Entity Address, Address Line One	15822 Bernardo Center Drive, Suite 105
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92127
City Area Code	(914)
Local Phone Number	345-2255
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	TBCH
Security Exchange Name	NASDAQ